UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3329

Variable Insurance Products Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2003

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Equity-Income Portfolio

Semiannual Report

June 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Investment Summary	<Click Here>	A summary of the fund's investments at period end.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio

Investment Summary

Top Five Stocks as of June 30, 2003
% of fund's net assets
Citigroup, Inc.	3.1
Exxon Mobil Corp.	3.0
Fannie Mae	2.5
Bank of America Corp.	2.4
Total SA	2.2
13.2
Top Five Market Sectors as of June 30, 2003
% of fund's net assets
Financials	29.0
Consumer Discretionary	12.4
Industrials	11.8
Energy	11.4
Health Care	7.7
Asset Allocation as of June 30, 2003
% of fund's net assets *
Stocks	97.7%
Bonds	1.5%
Short-Term Investments and Net Other Assets	0.8%

* Foreign investments	9.7%

Semiannual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.6%
Automobiles - 0.3%
General Motors Corp.	628,100	$ 22,611,600
Hotels, Restaurants & Leisure - 1.7%
Hilton Hotels Corp.	366,700	4,690,093
Mandalay Resort Group	314,500	10,016,825
McDonald's Corp.	2,636,000	58,150,160
MGM MIRAGE (a)	1,243,570	42,505,223
Park Place Entertainment Corp. (a)	2,509,000	22,806,810
Six Flags, Inc. (a)	1,408,356	9,548,654
		147,717,765
Household Durables - 1.3%
Black & Decker Corp.	595,500	25,874,475
Fortune Brands, Inc.	84,200	4,395,240
Maytag Corp.	829,320	20,251,994
Newell Rubbermaid, Inc.	1,000,400	28,011,200
Snap-On, Inc.	366,300	10,633,689
Whirlpool Corp.	377,700	24,059,490
		113,226,088
Media - 5.3%
AOL Time Warner, Inc. (a)	7,015,850	112,885,027
Clear Channel Communications, Inc. (a)	1,358,300	57,578,337
Comcast Corp. Class A (a)	2,852,091	86,076,106
Liberty Media Corp. Class A (a)	2,193,776	25,360,051
News Corp. Ltd.:
ADR	234,034	7,084,209
sponsored ADR	303,867	7,602,752
Reader's Digest Association, Inc. (non-vtg.)	1,243,903	16,767,812
Viacom, Inc. Class B (non-vtg.) (a)	2,413,218	105,361,098
Vivendi Universal SA sponsored ADR	717,200	13,225,168
Walt Disney Co.	1,532,100	30,258,975
		462,199,535
Multiline Retail - 0.9%
Big Lots, Inc. (a)	1,028,756	15,472,494
Federated Department Stores, Inc.	749,900	27,633,815
Target Corp.	862,300	32,629,432
		75,735,741
Specialty Retail - 2.0%
Charming Shoppes, Inc. (a)	1,290,400	6,413,288
Gap, Inc.	2,073,900	38,906,364
Home Depot, Inc.	589,900	19,537,488
Limited Brands, Inc.	2,528,000	39,184,000
Office Depot, Inc. (a)	1,235,500	17,927,105
RadioShack Corp.	1,296,800	34,118,808
Staples, Inc. (a)	1,198,562	21,993,613
		178,080,666

	Shares	Value (Note 1)
Textiles Apparel & Luxury Goods - 0.1%
Jones Apparel Group, Inc. (a)	422,100	$ 12,350,646
TOTAL CONSUMER DISCRETIONARY		1,011,922,041
CONSUMER STAPLES - 6.0%
Beverages - 0.4%
The Coca-Cola Co.	746,100	34,626,501
Food & Staples Retailing - 0.9%
Albertson's, Inc.	1,092,200	20,970,240
CVS Corp.	2,041,100	57,212,033
		78,182,273
Food Products - 1.0%
Fresh Del Monte Produce, Inc.	544,388	13,985,328
Kraft Foods, Inc. Class A	752,900	24,506,895
Tyson Foods, Inc. Class A	1,161,000	12,329,820
Unilever PLC sponsored ADR	1,116,200	35,830,020
		86,652,063
Household Products - 1.4%
Colgate-Palmolive Co.	466,300	27,022,085
Kimberly-Clark Corp.	1,273,400	66,395,076
Procter & Gamble Co.	319,400	28,484,092
The Dial Corp.	236,600	4,601,870
		126,503,123
Personal Products - 1.2%
Gillette Co.	3,227,920	102,841,531
Tobacco - 1.1%
Altria Group, Inc.	1,980,200	89,980,288
Loews Corp. - Carolina Group	215,200	5,810,400
		95,790,688
TOTAL CONSUMER STAPLES		524,596,179
ENERGY - 11.4%
Energy Equipment & Services - 2.5%
Baker Hughes, Inc.	1,593,600	53,497,152
BJ Services Co. (a)	520,145	19,432,617
Noble Corp. (a)	511,800	17,554,740
Schlumberger Ltd. (NY Shares)	2,713,900	129,100,223
		219,584,732
Oil & Gas - 8.9%
Anadarko Petroleum Corp.	263,400	11,713,398
Apache Corp.	345,240	22,461,314
BP PLC sponsored ADR	2,530,242	106,320,769
ChevronTexaco Corp.	882,171	63,692,746
ConocoPhillips	553,070	30,308,236
Exxon Mobil Corp.	7,261,536	260,761,758
Royal Dutch Petroleum Co. (NY Shares)	1,910,300	89,058,186
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Total SA:
Series B	391,400	$ 59,336,241
sponsored ADR	1,724,096	130,686,477
		774,339,125
TOTAL ENERGY		993,923,857
FINANCIALS - 28.3%
Capital Markets - 6.2%
Bank of New York Co., Inc.	3,033,500	87,213,125
Charles Schwab Corp.	3,853,600	38,882,824
Credit Suisse Group sponsored ADR	735,200	19,350,464
J.P. Morgan Chase & Co.	3,733,850	127,622,993
Janus Capital Group, Inc.	780,400	12,798,560
Lehman Brothers Holdings, Inc.	380,500	25,295,640
Mellon Financial Corp.	1,716,500	47,632,875
Merrill Lynch & Co., Inc.	1,658,000	77,395,440
Morgan Stanley	1,890,800	80,831,700
Nomura Holdings, Inc.	1,853,000	23,594,052
		540,617,673
Commercial Banks - 8.2%
Bank of America Corp.	2,639,390	208,590,992
Bank One Corp.	2,487,438	92,482,945
Comerica, Inc.	926,900	43,100,850
FleetBoston Financial Corp.	1,850,700	54,984,297
Huntington Bancshares, Inc.	510,200	9,959,104
PNC Financial Services Group, Inc.	617,200	30,125,532
State Bank of India	463,175	3,834,342
U.S. Bancorp, Delaware	2,893,738	70,896,581
Wachovia Corp.	2,033,475	81,257,661
Wells Fargo & Co.	2,278,400	114,831,360
		710,063,664
Consumer Finance - 1.4%
American Express Co.	2,231,496	93,298,848
MBNA Corp.	1,456,400	30,351,376
		123,650,224
Diversified Financial Services - 3.5%
CIT Group, Inc.	1,371,500	33,807,475
Citigroup, Inc.	6,271,419	268,416,726
		302,224,201
Insurance - 5.7%
ACE Ltd.	1,631,815	55,954,936
Allianz AG sponsored ADR	567,200	4,690,744
Allstate Corp.	1,459,600	52,034,740
American International Group, Inc.	3,301,250	182,162,975
Hartford Financial Services Group, Inc.	1,334,400	67,200,384
Lincoln National Corp.	95,000	3,384,850
Marsh & McLennan Companies, Inc.	364,500	18,615,015
MBIA, Inc.	241,300	11,763,375
The Chubb Corp.	634,000	38,040,000

	Shares	Value (Note 1)
Travelers Property Casualty Corp.:
Class A	2,327,467	$ 37,006,725
Class B	622,257	9,812,993
UnumProvident Corp.	1,270,300	17,034,723
		497,701,460
Real Estate - 0.4%
Equity Office Properties Trust	317,100	8,564,871
Equity Residential (SBI)	1,127,400	29,256,030
		37,820,901
Thrifts & Mortgage Finance - 2.9%
Fannie Mae	3,241,000	218,573,040
Freddie Mac	717,900	36,447,783
		255,020,823
TOTAL FINANCIALS		2,467,098,946
HEALTH CARE - 7.6%
Health Care Equipment & Supplies - 0.8%
Baxter International, Inc.	1,570,900	40,843,400
Becton, Dickinson & Co.	611,100	23,741,235
		64,584,635
Health Care Providers & Services - 1.2%
HCA, Inc.	913,100	29,255,724
IMS Health, Inc.	1,455,099	26,177,231
McKesson Corp.	1,015,700	36,301,118
Tenet Healthcare Corp. (a)	1,266,700	14,757,055
		106,491,128
Pharmaceuticals - 5.6%
Abbott Laboratories	857,000	37,502,320
Bristol-Myers Squibb Co.	3,292,400	89,388,660
Eli Lilly & Co.	338,800	23,367,036
Johnson & Johnson	1,137,600	58,813,920
Merck & Co., Inc.	2,458,700	148,874,285
Pfizer, Inc.	959,100	32,753,265
Roche Holding AG (participation certificate)	105,300	8,280,140
Schering-Plough Corp.	2,190,730	40,747,578
Wyeth	1,107,200	50,432,960
		490,160,164
TOTAL HEALTH CARE		661,235,927
INDUSTRIALS - 11.7%
Aerospace & Defense - 2.6%
Boeing Co.	997,800	34,244,496
Bombardier, Inc. Class B (sub. vtg.)	1,053,500	3,572,114
Honeywell International, Inc.	3,013,825	80,921,201
Lockheed Martin Corp.	546,500	25,997,005
Northrop Grumman Corp.	451,500	38,959,935
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Aerospace & Defense - continued
Raytheon Co.	586,400	$ 19,257,376
United Technologies Corp.	379,520	26,881,402
		229,833,529
Building Products - 0.5%
Masco Corp.	2,041,200	48,682,620
Commercial Services & Supplies - 0.6%
Viad Corp.	1,061,700	23,771,463
Waste Management, Inc.	1,286,100	30,982,149
		54,753,612
Electrical Equipment - 0.4%
Emerson Electric Co.	421,400	21,533,540
Rockwell Automation, Inc.	498,300	11,879,472
		33,413,012
Industrial Conglomerates - 3.2%
3M Co.	171,200	22,081,376
General Electric Co.	3,538,440	101,482,459
Hutchison Whampoa Ltd.	2,171,000	13,223,715
Siemens AG sponsored ADR	412,500	20,150,625
Textron, Inc.	879,800	34,329,796
Tyco International Ltd.	4,439,946	84,270,175
		275,538,146
Machinery - 3.1%
Caterpillar, Inc.	968,200	53,890,012
Cummins, Inc.	126,500	4,540,085
Deere & Co.	435,050	19,881,785
Eaton Corp.	434,800	34,179,628
Illinois Tool Works, Inc.	353,600	23,284,560
Ingersoll-Rand Co. Ltd. Class A	1,467,444	69,439,450
Kennametal, Inc.	230,039	7,784,520
Navistar International Corp. (a)	265,900	8,676,317
Parker Hannifin Corp.	610,500	25,634,895
SPX Corp. (a)	337,400	14,865,844
Timken Co.	400,600	7,014,506
		269,191,602
Road & Rail - 1.3%
Burlington Northern Santa Fe Corp.	2,245,600	63,864,864
Union Pacific Corp.	807,900	46,874,358
		110,739,222
TOTAL INDUSTRIALS		1,022,151,743
INFORMATION TECHNOLOGY - 5.9%
Communications Equipment - 0.3%
Motorola, Inc.	2,536,200	23,916,366
Computers & Peripherals - 1.6%
Hewlett-Packard Co.	3,622,911	77,168,004

	Shares	Value (Note 1)
International Business Machines Corp.	640,900	$ 52,874,250
Sun Microsystems, Inc. (a)	2,455,800	11,296,680
		141,338,934
Electronic Equipment & Instruments - 1.7%
Agilent Technologies, Inc. (a)	945,300	18,480,615
Arrow Electronics, Inc. (a)	799,100	12,178,284
Avnet, Inc. (a)	1,317,330	16,703,744
PerkinElmer, Inc.	2,206,000	30,464,860
Sanmina-SCI Corp. (a)	1,101,200	6,948,572
Tektronix, Inc. (a)	1,310,800	28,313,280
Thermo Electron Corp. (a)	1,539,600	32,362,392
		145,451,747
IT Services - 0.5%
Ceridian Corp. (a)	1,582,200	26,849,934
Electronic Data Systems Corp.	416,800	8,940,360
First Data Corp.	252,700	10,471,888
		46,262,182
Semiconductors & Semiconductor Equipment - 1.0%
Intel Corp.	2,173,600	45,176,102
Micron Technology, Inc. (a)	1,484,400	17,263,572
National Semiconductor Corp. (a)	440,975	8,696,027
Rohm Co. Ltd.	63,100	6,900,986
Teradyne, Inc. (a)	421,971	7,304,318
		85,341,005
Software - 0.8%
Microsoft Corp.	2,642,800	67,682,108
TOTAL INFORMATION TECHNOLOGY		509,992,342
MATERIALS - 6.4%
Chemicals - 2.6%
Arch Chemicals, Inc.	442,400	8,449,840
BOC Group PLC	423,497	5,449,895
Dow Chemical Co.	2,262,600	70,050,096
Hercules Trust II unit	15,700	9,086,375
Hercules, Inc. (a)	649,700	6,432,030
LG Chemical Ltd.	216,900	8,712,300
Lyondell Chemical Co.	1,202,700	16,272,531
Millennium Chemicals, Inc.	853,650	8,118,212
Olin Corp.	572,700	9,793,170
PolyOne Corp.	1,239,100	5,513,995
PPG Industries, Inc.	390,300	19,803,822
Praxair, Inc.	821,212	49,354,841
Solutia, Inc.	2,067,100	4,506,278
		221,543,385
Containers & Packaging - 0.4%
Owens-Illinois, Inc. (a)	349,500	4,812,615
Smurfit-Stone Container Corp. (a)	2,375,253	30,949,547
		35,762,162
Metals & Mining - 2.3%
Alcan, Inc.	955,100	29,769,811
Alcoa, Inc.	3,000,416	76,510,608
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Dofasco, Inc.	926,300	$ 17,875,844
Nucor Corp.	283,400	13,844,090
Pechiney SA (a)	706,090	25,414,131
Phelps Dodge Corp. (a)	994,700	38,136,798
		201,551,282
Paper & Forest Products - 1.1%
Bowater, Inc.	474,100	17,755,045
Georgia-Pacific Corp.	1,646,101	31,193,614
International Paper Co.	368,200	13,155,786
Weyerhaeuser Co.	645,900	34,878,600
		96,983,045
TOTAL MATERIALS		555,839,874
TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 4.4%
BellSouth Corp.	4,818,499	128,316,628
SBC Communications, Inc.	4,711,593	120,381,201
Verizon Communications, Inc.	3,435,902	135,546,334
		384,244,163
UTILITIES - 3.0%
Electric Utilities - 2.5%
Cinergy Corp.	475,200	17,482,608
Dominion Resources, Inc.	584,600	37,572,242
DPL, Inc.	1,010,054	16,100,261
Entergy Corp.	1,008,200	53,212,796
FirstEnergy Corp.	1,020,000	39,219,000
Northeast Utilities	1,648,400	27,594,216
TXU Corp.	1,059,220	23,779,489
		214,960,612
Gas Utilities - 0.1%
NiSource, Inc.	568,730	10,805,870
Multi-Utilities & Unregulated Power - 0.4%
SCANA Corp.	911,600	31,249,648
TOTAL UTILITIES		257,016,130
TOTAL COMMON STOCKS (Cost $7,597,732,395)		8,388,021,202
Preferred Stocks - 1.4%
	Shares	Value (Note 1)
Convertible Preferred Stocks - 1.4%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
General Motors Corp.:
Series B, 5.25%	412,200	$ 9,175,572
Series C, 6.25%	253,100	6,243,977
		15,419,549
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. 7.25% PIERS	388,400	7,612,640
TOTAL CONSUMER DISCRETIONARY		23,032,189
FINANCIALS - 0.5%
Capital Markets - 0.1%
State Street Corp. 6.75%	24,900	5,132,562
Consumer Finance - 0.2%
Ford Motor Co. Capital Trust II 6.5%	461,500	19,983,873
Insurance - 0.2%
Hartford Financial Services Group, Inc. 6%	54,300	2,843,691
The Chubb Corp.:
7%	167,700	4,342,424
Series B, 7%	120,100	3,086,570
Travelers Property Casualty Corp. 4.50%	240,200	5,807,796
		16,080,481
TOTAL FINANCIALS		41,196,916
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc. 7%	156,900	7,688,100
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Raytheon Co. 8.25%	177,700	10,028,944
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.2%
Motorola, Inc. 7%	441,100	14,165,485
IT Services - 0.1%
Electronic Data Systems Corp. 7.625% PRIDES	475,600	10,486,980
Office Electronics - 0.0%
Xerox Corp. 6.25%	25,300	2,657,689
TOTAL INFORMATION TECHNOLOGY		27,310,154
Preferred Stocks - continued
	Shares	Value (Note 1)
Convertible Preferred Stocks - continued
UTILITIES - 0.2%
Electric Utilities - 0.2%
Cinergy Corp. 9.5% PRIDES	105,900	$ 6,273,516
TXU Corp. 8.75%	226,400	7,386,300
		13,659,816
Multi-Utilities & Unregulated Power - 0.0%
El Paso Corp. 9%	133,400	4,002,000
TOTAL UTILITIES		17,661,816
TOTAL CONVERTIBLE PREFERRED STOCKS		126,918,119
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
CSC Holdings, Inc.:
Series H, 11.75%	1,110	114,053
Series M, 11.125%	400	40,900
		154,953
TOTAL PREFERRED STOCKS (Cost $157,279,838)		127,073,072
Corporate Bonds - 1.5%
	Principal Amount
Convertible Bonds - 1.0%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.1%
Royal Caribbean Cruises Ltd. liquid yield option note 0% 2/2/21	$ 15,369,000	6,627,881
Media - 0.4%
Cox Communications, Inc. 0.4259% 4/19/20	26,600,000	13,333,250
Liberty Media Corp.3.5% 1/15/31 (d)	11,400,000	8,550,000
News America, Inc. liquid yield option note 0% 2/28/21 (d)	22,670,000	12,638,525
		34,521,775
Multiline Retail - 0.0%
JCPenney Co., Inc. 5% 10/15/08 (d)	2,670,000	2,588,245
TOTAL CONSUMER DISCRETIONARY		43,737,901
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
Navistar Financial Corp. 4.75% 4/1/09 (d)	2,760,000	2,612,257
Insurance - 0.1%
Loews Corp. 3.125% 9/15/07	5,340,000	5,019,600
TOTAL FINANCIALS		7,631,857

	Principal Amount	Value (Note 1)
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.2%
Corning, Inc. 3.5% 11/1/08	$ 13,700,000	$ 14,805,316
Computers & Peripherals - 0.0%
Quantum Corp. 7% 8/1/04	5,350,000	5,376,750
Electronic Equipment & Instruments - 0.1%
Agilent Technologies, Inc. 3% 12/1/21	6,670,000	6,537,667
Celestica, Inc. liquid yield option note 0% 8/1/20	620,000	322,400
		6,860,067
TOTAL INFORMATION TECHNOLOGY		27,042,133
MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 8.25% 1/31/06 (d)	4,220,000	7,543,250
TOTAL CONVERTIBLE BONDS		85,955,141
Nonconvertible Bonds - 0.5%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
ArvinMeritor, Inc. 8.75% 3/1/12	35,000	38,850
Dana Corp.:
6.25% 3/1/04	80,000	80,400
6.5% 3/1/09	45,000	43,650
9% 8/15/11	125,000	134,375
Navistar International Corp. 8% 2/1/08	55,000	54,725
Stoneridge, Inc. 11.5% 5/1/12	25,000	28,000
United Components, Inc. 9.375% 6/15/13 (d)	40,000	41,200
		421,200
Hotels, Restaurants & Leisure - 0.0%
Bally Total Fitness Holding Corp.:
9.875% 10/15/07	325,000	297,375
10.5% 7/15/11 (d)	220,000	221,100
Domino's, Inc. 8.25% 7/1/11 (d)	70,000	71,925
Florida Panthers Holdings, Inc. 9.875% 4/15/09	35,000	37,625
Friendly Ice Cream Corp. 10.5% 12/1/07	135,000	138,038
Mohegan Tribal Gaming Authority 8.375% 7/1/11	30,000	32,250
Morton's Restaurant Group, Inc. 7.5% 7/1/10 (d)(e)	40,000	34,600
MTR Gaming Group, Inc. 9.75% 4/1/10 (d)	60,000	62,100
Premier Parks, Inc. 9.75% 6/15/07	65,000	64,675
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	$ 95,000	$ 102,363
Town Sports International, Inc. 9.625% 4/15/11 (d)	70,000	73,325
Tricon Global Restaurants, Inc. 7.65% 5/15/08	65,000	73,450
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (d)	50,000	52,000
Wheeling Island Gaming, Inc. 10.125% 12/15/09	670,000	664,975
		1,925,801
Household Durables - 0.0%
Beazer Homes USA, Inc. 8.375% 4/15/12	30,000	33,150
D.R. Horton, Inc.:
8% 2/1/09	310,000	342,550
8.5% 4/15/12	30,000	33,600
Juno Lighting, Inc. 11.875% 7/1/09	135,000	145,800
K. Hovnanian Enterprises, Inc. 8.875% 4/1/12	40,000	43,200
Lyon William Homes, Inc. 10.75% 4/1/13	165,000	174,900
Ryland Group, Inc.:
8.25% 4/1/08	65,000	67,600
9.125% 6/15/11	95,000	107,825
Standard Pacific Corp. 7.75% 3/15/13	280,000	296,800
		1,245,425
Leisure Equipment & Products - 0.0%
The Hockey Co. 11.25% 4/15/09	45,000	49,950
Media - 0.1%
AMC Entertainment, Inc.:
9.5% 3/15/09	60,000	61,500
9.875% 2/1/12	60,000	64,200
CBD Media LLC/ CBD Finance, Inc. 8.625% 6/1/11 (d)	30,000	30,825
Comcast UK Cable Partners Ltd. yankee 11.2% 11/15/07	160,000	154,400
Corus Entertainment, Inc. 8.75% 3/1/12	790,000	847,275
CSC Holdings, Inc.:
7.875% 2/15/18	125,000	129,375
9.875% 2/15/13	100,000	103,000
Diamond Holdings PLC yankee 9.125% 2/1/08	80,000	74,000
EchoStar DBS Corp. 10.375% 10/1/07	900,000	996,750
Lamar Media Corp. 7.25% 1/1/13 (d)	110,000	116,050
LBI Media, Inc. 10.125% 7/15/12	925,000	1,017,500
LodgeNet Entertainment Corp. 9.5% 6/15/13	30,000	30,750

	Principal Amount	Value (Note 1)
Nextmedia Operating, Inc. 10.75% 7/1/11	$ 720,000	$ 806,400
PEI Holdings, Inc. 11% 3/15/10 (d)	70,000	77,350
PRIMEDIA, Inc.:
7.625% 4/1/08	25,000	25,375
8.875% 5/15/11	25,000	26,500
Rogers Cablesystems Ltd. yankee 11% 12/1/15	15,000	16,950
Rogers Communications, Inc. yankee 8.875% 7/15/07	65,000	66,950
Shaw Communications, Inc. yankee 7.2% 12/15/11	35,000	37,713
XM Satellite Radio, Inc. 12% 6/15/10 (d)	95,000	94,288
		4,777,151
Multiline Retail - 0.0%
Barneys, Inc. 9% 4/1/08 unit (d)	200,000	180,000
Specialty Retail - 0.0%
Asbury Automotive Group, Inc. 9% 6/15/12	80,000	78,400
Gap, Inc. 10.55% 12/15/08	20,000	24,200
Toys 'R' US, Inc. 7.875% 4/15/13	110,000	117,700
United Auto Group, Inc. 9.625% 3/15/12	295,000	315,650
		535,950
Textiles Apparel & Luxury Goods - 0.0%
Dan River, Inc. 12.75% 4/15/09 (d)	205,000	184,500
Levi Strauss & Co.:
7% 11/1/06	45,000	36,000
11.625% 1/15/08	25,000	21,375
12.25% 12/15/12	40,000	33,200
		275,075
TOTAL CONSUMER DISCRETIONARY		9,410,552
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Canandaigua Brands, Inc. 8.5% 3/1/09	315,000	331,538
Food & Staples Retailing - 0.0%
Rite Aid Corp.:
6% 12/15/05 (d)	115,000	108,100
6.875% 8/15/13	90,000	77,850
7.625% 4/15/05	25,000	24,875
8.125% 5/1/10 (d)	110,000	114,400
9.5% 2/15/11 (d)	110,000	118,250
The Great Atlantic & Pacific Tea Co.:
7.75% 4/15/07	340,000	317,900
9.125% 12/15/11	115,000	107,525
		868,900
Food Products - 0.0%
Corn Products International, Inc. 8.25% 7/15/07	605,000	677,600
Del Monte Corp. 9.25% 5/15/11	45,000	49,050
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Doane Pet Care Co. 9.75% 5/15/07	$ 205,000	$ 194,750
Dole Food Co., Inc. 7.25% 6/15/10 (d)	100,000	100,750
		1,022,150
Household Products - 0.0%
Fort James Corp. 6.875% 9/15/07	35,000	35,525
Personal Products - 0.0%
Jafra Cosmetics International, Inc./Distribuidora Comercial Jafra SA de CV 10.75% 5/15/11 (d)	60,000	62,400
TOTAL CONSUMER STAPLES		2,320,513
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Grant Prideco, Inc. 9% 12/15/09	40,000	44,700
Universal Compression, Inc. 7.25% 5/15/10 (d)	320,000	334,400
		379,100
Oil & Gas - 0.0%
Chesapeake Energy Corp. 7.5% 9/15/13 (d)	110,000	117,150
General Maritime Corp. 10% 3/15/13 (d)	210,000	229,950
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp. 10.625% 12/1/12	50,000	58,000
Houston Exploration Co. 7% 6/15/13 (d)	50,000	51,625
NGC Corp. 6.75% 12/15/05	80,000	75,600
Nuevo Energy Co.:
9.375% 10/1/10	30,000	32,325
9.5% 6/1/08	31,000	32,473
Overseas Shipholding Group, Inc. 8.25% 3/15/13 (d)	205,000	213,200
Plains Exploration & Production Co. LP 8.75% 7/1/12 (d)	80,000	85,600
Tesoro Petroleum Corp. 8% 4/15/08 (d)	40,000	41,000
The Coastal Corp.:
6.375% 2/1/09	10,000	8,750
6.5% 5/15/06	40,000	37,400
6.5% 6/1/08	30,000	26,850
6.95% 6/1/28	65,000	51,675
7.5% 8/15/06	120,000	115,800
7.75% 6/15/10	65,000	60,613
7.75% 10/15/35	40,000	33,600
		1,271,611
TOTAL ENERGY		1,650,711
FINANCIALS - 0.1%
Consumer Finance - 0.0%
AmeriCredit Corp. 9.875% 4/15/06	45,000	42,750

	Principal Amount	Value (Note 1)
Capital One Financial Corp.:
7.25% 12/1/03	$ 40,000	$ 40,800
8.75% 2/1/07	80,000	88,800
		172,350
Diversified Financial Services - 0.1%
Ahold Finance USA, Inc.:
6.25% 5/1/09	100,000	93,000
6.875% 5/1/29	75,000	63,375
8.25% 7/15/10	260,000	262,600
Arch Western Finance LLC 6.75% 7/1/13 (d)	215,000	219,300
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	650,000	702,000
CMS Energy X-TRAS pass thru trust I 7% 1/15/05	40,000	39,700
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18	11,889	9,036
6.9% 1/2/17	23,773	18,068
7.73% 9/15/12	24,669	18,502
8.321% 11/1/06	10,000	8,400
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	35,000	29,400
7.779% 1/2/12	751,351	601,080
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11	45,000	48,150
FIMEP SA 10.5% 2/15/13 (d)	120,000	134,400
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (d)	235,000	232,650
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11 (d)	160,000	156,000
Huntsman Advanced Materials LLC 11% 7/15/10 (d)	60,000	62,400
IOS Capital LLC 7.25% 6/30/08	110,000	108,350
Leucadia National Corp. 7% 8/15/13 (d)	130,000	130,325
Moore North America Finance, Inc. 7.875% 1/15/11 (d)	90,000	94,050
MSW Energy Holding LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10 (d)	30,000	30,900
Northern Telecom Capital Corp. 7.875% 6/15/26	75,000	68,250
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	37,818	29,498
7.67% 1/2/15	39,608	32,875
7.691% 4/1/17	126,559	99,981
Qwest Capital Funding, Inc.:
5.875% 8/3/04	220,000	212,300
7% 8/3/09	100,000	82,000
7.25% 2/15/11	115,000	93,150
7.625% 8/3/21	70,000	55,300
7.75% 8/15/06	310,000	288,300
7.75% 2/15/31	120,000	93,600
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
TRW Automotive Acquisition Corp.:
9.375% 2/15/13 (d)	$ 130,000	$ 141,375
11% 2/15/13 (d)	30,000	32,850
U.S. West Capital Funding, Inc. 6.375% 7/15/08	85,000	69,275
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10 (d)	190,000	209,000
Western Financial Bank 9.625% 5/15/12	40,000	43,200
		4,612,640
Insurance - 0.0%
Crum & Forster Holdings Corp. 10.375% 6/15/13 (d)	130,000	131,950
Real Estate - 0.0%
CBRE Escrow, Inc. 9.75% 5/15/10 (d)	265,000	280,900
LNR Property Corp.:
7.625% 7/15/13 (d)	90,000	90,900
9.375% 3/15/08	10,000	10,400
10.5% 1/15/09	40,000	42,400
Senior Housing Properties Trust 7.875% 4/15/15	60,000	61,200
		485,800
TOTAL FINANCIALS		5,402,740
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
AmeriPath, Inc. 10.5% 4/1/13 (d)	100,000	107,000
PacifiCare Health Systems, Inc. 10.75% 6/1/09	620,000	708,350
Psychiatric Solutions, Inc. 10.625% 6/15/13 (d)	40,000	41,100
Rotech Healthcare, Inc. 9.5% 4/1/12	120,000	123,000
Tenet Healthcare Corp.:
6.375% 12/1/11	75,000	69,375
6.5% 6/1/12	10,000	9,250
7.375% 2/1/13	215,000	207,475
		1,265,550
Pharmaceuticals - 0.0%
aaiPharma, Inc. 11% 4/1/10	515,000	566,500
TOTAL HEALTH CARE		1,832,050
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Aviall, Inc. 7.625% 7/1/11 (d)	110,000	110,550
Esterline Technologies Corp. 7.75% 6/15/13 (d)	30,000	31,050
		141,600
Airlines - 0.0%
Delta Air Lines, Inc. 7.9% 12/15/09	25,000	19,750

	Principal Amount	Value (Note 1)
Northwest Airlines, Inc.:
7.875% 3/15/08	$ 25,000	$ 19,250
9.875% 3/15/07	45,000	35,550
		74,550
Building Products - 0.0%
FastenTech, Inc. 11.5% 5/1/11 (d)	80,000	80,600
Jacuzzi Brands, Inc. 9.625% 7/1/10 (d)(e)	40,000	40,000
Nortek, Inc.:
9.125% 9/1/07	20,000	20,600
9.25% 3/15/07	30,000	30,825
		172,025
Commercial Services & Supplies - 0.0%
Allied Waste North America, Inc.:
7.875% 4/15/13	140,000	146,475
9.25% 9/1/12 (d)	115,000	127,075
10% 8/1/09	15,000	16,013
American Color Graphics, Inc. 10% 6/15/10 (d)(e)	130,000	130,650
Mobile Mini, Inc. 9.5% 7/1/13 (d)	120,000	124,200
National Waterworks, Inc. 10.5% 12/1/12	60,000	66,600
		611,013
Construction & Engineering - 0.0%
Shaw Group, Inc. 10.75% 3/15/10 (d)	140,000	140,700
Industrial Conglomerates - 0.0%
Tyco International Group SA yankee:
5.8% 8/1/06	5,000	5,163
6.375% 2/15/06	120,000	125,100
7% 6/15/28	85,000	85,850
		216,113
Machinery - 0.0%
Cummins, Inc.:
5.65% 3/1/98	110,000	74,800
9.5% 12/1/10 (d)	75,000	84,375
Dresser, Inc. 9.375% 4/15/11	125,000	128,750
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	170,000	183,600
JLG Industries, Inc. 8.25% 5/1/08 (d)	110,000	112,200
Terex Corp. 8.875% 4/1/08	60,000	62,400
TriMas Corp. 9.875% 6/15/12 (d)	90,000	91,800
		737,925
TOTAL INDUSTRIALS		2,093,926
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Nortel Networks Corp. 6.125% 2/15/06	130,000	125,450
Northern Telecom Ltd. yankee 6.875% 9/1/23	70,000	59,500
Qwest Services Corp.:
13% 12/15/07 (d)	75,000	82,500
13.5% 12/15/10 (d)	130,000	146,900
14% 12/15/14 (d)	472,000	549,880
		964,230
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings 8% 5/15/09	$ 25,000	$ 27,000
Electronic Equipment & Instruments - 0.0%
Avnet, Inc. 9.75% 2/15/08	110,000	124,300
Ingram Micro, Inc. 9.875% 8/15/08	40,000	43,600
PerkinElmer, Inc. 8.875% 1/15/13	140,000	152,950
Solectron Corp. 7.375% 3/1/06	255,000	253,725
		574,575
IT Services - 0.0%
Digitalnet, Inc. 9% 7/15/10 (d)	60,000	60,000
Iron Mountain, Inc. 6.625% 1/1/16	220,000	216,700
Titan Corp. 8% 5/15/11 (d)	110,000	116,050
		392,750
Office Electronics - 0.0%
Xerox Corp.:
7.125% 6/15/10	120,000	120,300
7.15% 8/1/04	15,000	15,338
7.2% 4/1/16	200,000	190,000
7.625% 6/15/13	120,000	120,300
		445,938
Semiconductors & Semiconductor Equipment - 0.0%
AMI Semiconductor, Inc. 10.75% 2/1/13 (d)	40,000	45,200
Amkor Technology, Inc. 7.75% 5/15/13 (d)	80,000	75,600
SCG Holding Corp./Semiconductor Components Industries LLC 12% 8/1/09	125,000	105,625
		226,425
TOTAL INFORMATION TECHNOLOGY		2,630,918
MATERIALS - 0.1%
Chemicals - 0.0%
Geon Co. 6.875% 12/15/05	25,000	23,250
HMP Equity Holdings Corp. 0% 5/15/08 unit (d)	190,000	95,000
Huntsman International LLC 9.875% 3/1/09 (d)	105,000	108,675
Methanex Corp. yankee 7.75% 8/15/05	290,000	305,950
Millennium America, Inc.:
9.25% 6/15/08	75,000	81,000
9.25% 6/15/08 (d)	40,000	43,200
OMNOVA Solutions, Inc. 11.25% 6/1/10 (d)	100,000	109,000
PolyOne Corp. 8.875% 5/1/12	105,000	93,450

	Principal Amount	Value (Note 1)
Resolution Performance Products LLC:
9.5% 4/15/10	$ 100,000	$ 104,500
13.5% 11/15/10	30,000	30,000
		994,025
Construction Materials - 0.0%
Texas Industries, Inc. 10.25% 6/15/11 (d)	240,000	252,000
Containers & Packaging - 0.1%
Anchor Glass Container Corp. 11% 2/15/13 (d)	120,000	129,600
BWAY Corp. 10% 10/15/10 (d)	40,000	40,800
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13 (d)	230,000	234,025
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11 (d)	70,000	73,675
8.25% 5/15/13 (d)	130,000	136,500
8.75% 11/15/12	65,000	70,525
8.875% 2/15/09	550,000	595,375
Owens-Illinois, Inc.:
7.15% 5/15/05	360,000	366,300
7.35% 5/15/08	175,000	172,375
7.5% 5/15/10	35,000	34,300
7.8% 5/15/18	235,000	220,900
		2,074,375
Metals & Mining - 0.0%
Peabody Energy Corp. 6.875% 3/15/13 (d)	150,000	156,750
Phelps Dodge Corp. 8.75% 6/1/11	730,000	851,764
Salt Holdings Corp., Inc.:
0% 12/15/12 (c)(d)	140,000	94,850
0% 6/1/13 (c)(d)	220,000	123,200
Steel Dynamics, Inc. 9.5% 3/15/09	55,000	57,750
		1,284,314
Paper & Forest Products - 0.0%
Georgia-Pacific Corp.:
7.375% 12/1/25	25,000	22,000
7.5% 5/15/06	285,000	292,125
8.125% 5/15/11	130,000	133,575
8.875% 5/15/31	10,000	9,800
Norske Skog Canada Ltd. 8.625% 6/15/11 (d)	150,000	156,563
		614,063
TOTAL MATERIALS		5,218,777
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Qwest Corp. 8.875% 3/15/12 (d)	430,000	480,525
Rogers Cantel, Inc. yankee:
8.8% 10/1/07	150,000	153,000
9.375% 6/1/08	20,000	20,900
Triton PCS, Inc.:
8.75% 11/15/11	120,000	119,400
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Triton PCS, Inc.: - continued
9.375% 2/1/11	$ 175,000	$ 178,500
U.S. West Communications 6.875% 9/15/33	60,000	54,900
		1,007,225
Wireless Telecommunication Services - 0.1%
American Tower Corp. 9.375% 2/1/09	170,000	170,000
Crown Castle International Corp.:
9.375% 8/1/11	90,000	93,375
9.5% 8/1/11	295,000	303,850
10.75% 8/1/11	85,000	91,375
Nextel Communications, Inc.:
9.375% 11/15/09	170,000	182,325
9.5% 2/1/11	40,000	44,400
9.75% 10/31/07	625,000	650,000
9.95% 2/15/08	180,000	189,000
Nextel Partners, Inc. 8.125% 7/1/11 (d)	125,000	124,375
Rogers Wireless, Inc. 9.625% 5/1/11	60,000	67,800
SBA Communications Corp. 10.25% 2/1/09	50,000	45,000
		1,961,500
TOTAL TELECOMMUNICATION SERVICES		2,968,725
UTILITIES - 0.1%
Electric Utilities - 0.0%
Allegheny Energy Supply Co. LLC:
Series A, 10.25% 11/15/07 (d)	114,496	117,931
Series B, 10.25% 11/15/07 (d)(f)	10,500	10,080
7.8% 3/15/11	250,000	207,500
8.75% 4/15/12 (d)	280,000	239,400
CMS Energy Corp. 8.5% 4/15/11	890,000	921,150
Edison International 6.875% 9/15/04	55,000	55,550
Illinois Power Co. 11.5% 12/15/10 (d)	210,000	239,400
Midland Funding Corp. II 11.75% 7/23/05	55,000	59,125
Nevada Power Co. 10.875% 10/15/09	115,000	129,375
Pacific Gas & Electric Co. 6.25% 3/1/04	375,000	375,000
PG&E Corp. 6.875% 7/15/08 (d)	90,000	93,375
Southern California Edison Co.:
7.25% 3/1/26	115,000	116,438
8% 2/15/07 (d)	80,000	88,000
TECO Energy, Inc. 10.5% 12/1/07	160,000	184,000
		2,836,324

	Principal Amount	Value (Note 1)
Gas Utilities - 0.0%
ANR Pipeline, Inc. 9.625% 11/1/21	$ 135,000	$ 159,300
Dynegy Holdings, Inc.:
7.45% 7/15/06	75,000	71,250
8.125% 3/15/05	65,000	63,050
El Paso Energy Corp.:
6.75% 5/15/09	65,000	59,475
6.95% 12/15/07	175,000	163,625
7.375% 12/15/12	10,000	8,950
7.75% 1/15/32	60,000	50,550
7.8% 8/1/31	50,000	41,250
8.05% 10/15/30	380,000	328,700
SEMCO Energy, Inc.:
7.125% 5/15/08 (d)	30,000	31,200
7.75% 5/15/13 (d)	30,000	31,800
Sonat, Inc.:
6.625% 2/1/08	130,000	116,350
6.75% 10/1/07	70,000	63,263
6.875% 6/1/05	470,000	455,900
Southern Natural Gas Co. 8.875% 3/15/10 (d)	60,000	65,700
Transcontinental Gas Pipe Line Corp.:
6.125% 1/15/05	35,000	35,000
8.875% 7/15/12	20,000	22,550
Williams Holdings of Delaware, Inc. 6.25% 2/1/06	15,000	14,700
		1,782,613
Multi-Utilities & Unregulated Power - 0.1%
AES Corp.:
8.375% 8/15/07	75,000	70,125
8.5% 11/1/07	55,000	51,425
8.75% 6/15/08	40,000	39,400
8.75% 5/15/13 (d)	285,000	296,400
8.875% 2/15/11	81,000	78,975
9% 5/15/15 (d)	150,000	156,375
9.375% 9/15/10	19,000	19,095
9.5% 6/1/09	161,000	161,805
10% 12/12/05 (d)	50,000	51,250
10.25% 7/15/06	60,000	59,100
El Paso Corp.:
7% 5/15/11	140,000	127,400
7.875% 6/15/12 (d)	45,000	41,681
El Paso Production Holding Co. 7.75% 6/1/13 (d)	320,000	320,400
Reliant Resources, Inc.:
9.25% 7/15/10 (d)	100,000	100,500
9.5% 7/15/13 (d)	90,000	90,675
Western Resources, Inc. 9.75% 5/1/07	155,000	173,600
Williams Companies, Inc.:
6.5% 8/1/06	100,000	98,000
6.75% 1/15/06	125,000	122,188
7.125% 9/1/11	775,000	755,625
7.625% 7/15/19	175,000	169,750
7.75% 6/15/31	40,000	38,800
7.875% 9/1/21	140,000	137,550
8.125% 3/15/12	85,000	87,125
8.625% 6/1/10	150,000	156,938
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Williams Companies, Inc.: - continued
8.75% 3/15/32	$ 40,000	$ 41,600
9.25% 3/15/04	100,000	102,500
		3,548,282
TOTAL UTILITIES		8,167,219
TOTAL NONCONVERTIBLE BONDS		41,696,131
TOTAL CORPORATE BONDS (Cost $121,886,913)		127,651,272
Money Market Funds - 1.1%
	Shares
Fidelity Cash Central Fund, 1.18% (b)	60,326,080	60,326,080
Fidelity Securities Lending Cash Central Fund, 1.19% (b)	32,303,550	32,303,550
TOTAL MONEY MARKET FUNDS (Cost $92,629,630)		92,629,630
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $7,969,528,776)	8,735,375,176
NET OTHER ASSETS - (0.3)%	(25,414,714)
NET ASSETS - 100%	$ 8,709,960,462
Security Type Abbreviations
PIERS - Preferred Income Equity Redeemable Securities
PRIDES - Preferred Redeemable Increased Dividend Equity Securities
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $45,325,700 or 0.5% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,029,757,674 and $1,202,846,718, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $60,895 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which the loans were outstanding amounted to $15,806,636. The weighted average interest rate was 1.39%. Interest expense includes $20,071 paid under the interfund lending program. At period end there were no interfund loans outstanding.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which loans were outstanding amounted to $3,050,125. The weighted average interest rate was 1.68%. Interest expense includes $1,137 paid under the bank borrowing program. At period end there were no bank borrowings outstanding.

Income Tax Information
At December 31, 2002, the fund had a capital loss carryforward of approximately $127,840,000 all of which will expire on December 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $30,978,451) (cost $7,969,528,776) - See accompanying schedule		$ 8,735,375,176
Cash		276,744
Receivable for investments sold		17,100,070
Receivable for fund shares sold		4,762,996
Dividends receivable		12,443,826
Interest receivable		1,618,385
Redemption fees receivable		10
Other receivables		57,320
Total assets		8,771,634,527

Liabilities
Payable for investments purchased Regular delivery	$ 14,066,644
Delayed delivery	204,000
Payable for fund shares redeemed	10,926,627
Accrued management fee	3,552,359
Distribution fees payable	194,119
Other payables and accrued expenses	426,766
Collateral on securities loaned, at value	32,303,550
Total liabilities		61,674,065

Net Assets		$ 8,709,960,462
Net Assets consist of:
Paid in capital		$ 7,986,611,076
Undistributed net investment income		76,409,653
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(118,909,772)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		765,849,505
Net Assets		$ 8,709,960,462
Initial Class: Net Asset Value, offering price and redemption price per share ($7,244,489,053 ÷ 367,912,682 shares)		$ 19.69
Service Class: Net Asset Value, offering price and redemption price per share ($880,794,139 ÷ 44,857,125 shares)		$ 19.64
Service Class 2: Net Asset Value, offering price and redemption price per share ($583,761,981 ÷ 29,900,210 shares)		$ 19.52
Service Class 2R: Net Asset Value, offering price and redemption price per share ($915,289 ÷ 46,982 shares)		$ 19.48

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)
Investment Income
Dividends		$ 97,852,702
Interest		4,036,717
Security lending		124,537
Total income		102,013,956

Expenses
Management fee	$ 19,332,228
Transfer agent fees	2,742,609
Distribution fees	972,967
Accounting and security lending fees	399,253
Non-interested trustees' compensation	16,114
Depreciation in deferred trustee compensation account	(22,360)
Custodian fees and expenses	80,861
Audit	47,943
Legal	12,220
Interest	21,208
Miscellaneous	169,601
Total expenses before reductions	23,772,644
Expense reductions	(478,976)	23,293,668
Net investment income (loss)		78,720,288
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	16,944,528
Foreign currency transactions	29,074
Total net realized gain (loss)		16,973,602
Change in net unrealized appreciation (depreciation) on: Investment securities	728,855,641
Assets and liabilities in foreign currencies	(23,730)
Total change in net unrealized appreciation (depreciation)		728,831,911
Net gain (loss)		745,805,513
Net increase (decrease) in net assets resulting from operations		$ 824,525,801

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2003	Year ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2002
Operations
Net investment income (loss)	$ 78,720,288	$ 156,904,928
Net realized gain (loss)	16,973,602	(136,493,863)
Change in net unrealized appreciation (depreciation)	728,831,911	(1,811,259,080)
Net increase (decrease) in net assets resulting from operations	824,525,801	(1,790,848,015)
Distributions to shareholders from net investment income	(152,426,442)	(162,342,476)
Distributions to shareholders from net realized gain	-	(222,300,466)
Total distributions	(152,426,442)	(384,642,942)
Share transactions - net increase (decrease)	(33,697,536)	(71,251,438)
Redemption fees	906	259
Total increase (decrease) in net assets	638,402,729	(2,246,742,136)

Net Assets
Beginning of period	8,071,557,733	10,318,299,869
End of period (including undistributed net investment income of $76,409,653 and undistributed net investment income of $154,882,636, respectively)	$ 8,709,960,462	$ 8,071,557,733
Other Information:
Share Transactions	Six months ended June 30, 2003
	Initial Class	Service Class	Service Class 2	Service Class 2R
Shares Sold	16,976,465	6,193,408	9,178,141	54,310
Reinvested	7,869,268	847,723	452,997	1,082
Redeemed	(36,646,287)	(4,812,738)	(2,154,576)	(34,576)
Net increase (decrease)	(11,800,554)	2,228,393	7,476,562	20,816

Dollars Sold	$ 312,325,235	$ 113,561,617	$ 165,872,414	$ 1,024,730
Reinvested	130,865,933	14,063,717	7,478,977	17,815
Redeemed	(653,424,428)	(86,066,956)	(38,852,327)	(564,263)
Net increase (decrease)	$ (210,233,260)	$ 41,558,378	$ 134,499,064	$ 478,282

Share Transactions	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2	Service Class 2R A
Shares Sold	55,802,238	11,112,619	17,439,374	30,522
Reinvested	16,371,256	1,504,858	437,787	-
Redeemed	(99,410,660)	(6,864,417)	(5,462,708)	(4,356)
Net increase (decrease)	(27,237,166)	5,753,060	12,414,453	26,166

Dollars Sold	$ 1,171,193,465	$ 231,985,655	$ 345,877,938	$ 576,334
Reinvested	343,960,099	31,541,832	9,140,991	-
Redeemed	(1,967,582,454)	(132,366,206)	(105,497,795)	(81,297)
Net increase (decrease)	$ (452,428,890)	$ 131,161,281	$ 249,521,134	$ 495,037

Distributions	Six months ended June 30, 2003
	Initial Class	Service Class	Service Class 2	Service Class 2R
From net investment income	$ 130,865,933	$ 14,063,717	$ 7,478,977	$ 17,815
From net realized gain	-	-	-	-
Total	$ 130,865,933	$ 14,063,717	$ 7,478,977	$ 17,815

	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2	Service Class 2R A
From net investment income	$ 145,677,218	$ 12,920,750	$ 3,744,508	$ -
From net realized gain	198,282,881	18,621,082	5,396,503	-
Total	$ 343,960,099	$ 31,541,832	$ 9,141,011	$ -

A For the period April 24, 2002 (commencement of sales of shares) to December 31, 2002.

See accompanying notes which are an integral part of the financial statements.

Equity-Income Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 18.16	$ 22.75	$ 25.52	$ 25.71	$ 25.42	$ 24.28
Income from Investment Operations
Net investment income (loss) E	.18	.34	.34	.40	.41	.38
Net realized and unrealized gain (loss)	1.70	(4.08)	(1.51)	1.46	1.10	2.31
Total from investment operations	1.88	(3.74)	(1.17)	1.86	1.51	2.69
Distributions from net investment income	(.35)	(.36)	(.42)	(.44)	(.38)	(.34)
Distributions from net realized gain	-	(.49)	(1.18)	(1.61)	(.84)	(1.21)
Total distributions	(.35)	(.85)	(1.60)	(2.05)	(1.22)	(1.55)
Redemption fees added to paid in capital	- E,G	- E,G	-	-	-	-
Net asset value, end of period	$ 19.69	$ 18.16	$ 22.75	$ 25.52	$ 25.71	$ 25.42
Total Return B,C,D	10.71%	(16.95)%	(4.96)%	8.42%	6.33%	11.63%
Ratios to Average Net Assets F
Expenses before expense reductions	.57% A	.57%	.58%	.56%	.57%	.58%
Expenses net of voluntary waivers, if any	.57% A	.57%	.58%	.56%	.57%	.58%
Expenses net of all reductions	.56% A	.56%	.57%	.55%	.56%	.57%
Net investment income (loss)	1.99% A	1.70%	1.47%	1.68%	1.57%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,244,489	$ 6,895,940	$ 9,256,205	$ 9,969,086	$ 11,014,291	$ 11,409,912
Portfolio turnover rate	26% A	25%	24%	22%	27%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per-share.

Financial Highlights - Service Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 18.10	$ 22.67	$ 25.45	$ 25.66	$ 25.39	$ 24.27
Income from Investment Operations
Net investment income (loss)E	.17	.32	.31	.37	.38	.36
Net realized and unrealized gain (loss)	1.70	(4.06)	(1.51)	1.46	1.11	2.31
Total from investment operations	1.87	(3.74)	(1.20)	1.83	1.49	2.67
Distributions from net investment income	(.33)	(.34)	(.40)	(.43)	(.38)	(.34)
Distributions from net realized gain	-	(.49)	(1.18)	(1.61)	(.84)	(1.21)
Total distributions	(.33)	(.83)	(1.58)	(2.04)	(1.22)	(1.55)
Redemption fees added to paid in capital	- E,G	- E,G	-	-	-	-
Net asset value, end of period	$ 19.64	$ 18.10	$ 22.67	$ 25.45	$ 25.66	$ 25.39
Total ReturnB,C,D	10.67%	(17.00)%	(5.09)%	8.30%	6.25%	11.54%
Ratios to Average Net AssetsF
Expenses before expense reductions	.67%A	.67%	.68%	.66%	.67%	.68%
Expenses net of voluntary waivers, if any	.67%A	.67%	.68%	.66%	.67%	.68%
Expenses net of all reductions	.66%A	.66%	.67%	.65%	.66%	.67%
Net investment income (loss)	1.89%A	1.60%	1.37%	1.58%	1.47%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 880,794	$ 771,516	$ 836,017	$ 634,897	$ 437,332	$ 225,145
Portfolio turnover rate	26%A	25%	24%	22%	27%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Equity-Income Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000 H
Selected Per-Share Data
Net asset value, beginning of period	$ 18.00	$ 22.59	$ 25.41	$ 25.18
Income from Investment Operations
Net investment income (loss) E	.16	.28	.27	.32
Net realized and unrealized gain (loss)	1.68	(4.04)	(1.50)	1.95
Total from investment operations	1.84	(3.76)	(1.23)	2.27
Distributions from net investment income	(.32)	(.34)	(.41)	(.43)
Distributions from net realized gain	-	(.49)	(1.18)	(1.61)
Total distributions	(.32)	(.83)	(1.59)	(2.04)
Redemption fees added to paid in capital	- E,G	- E,G	-	-
Net asset value, end of period	$ 19.52	$ 18.00	$ 22.59	$ 25.41
Total Return B,C,D	10.55%	(17.15)%	(5.23)%	10.19%
Ratios to Average Net AssetsF
Expenses before expense reductions	.82%A	.83%	.84%	.83% A
Expenses net of voluntary waivers, if any	.82%A	.83%	.84%	.83% A
Expenses net of all reductions	.81%A	.82%	.83%	.82% A
Net investment income (loss)	1.74%A	1.44%	1.21%	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 583,762	$ 403,632	$ 226,078	$ 39,911
Portfolio turnover rate	26%A	25%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per-share.

H For the period January 12, 2000 (commencement of sales of shares) to December 31, 2000.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2003	Year ended December 31,
	(Unaudited)	2002F
Selected Per-Share Data
Net asset value, beginning of period	$ 17.99	$ 21.82
Income from Investment Operations
Net investment income (loss) E	.15	.18
Net realized and unrealized gain (loss)	1.69	(4.01)
Total from investment operations	1.84	(3.83)
Distributions from net investment income	(.35)	-
Redemption fees added to paid in capital E,H	-	-
Net asset value, end of period	$ 19.48	$ 17.99
Total Return B,C,D	10.58%	(17.55)%
Ratios to Average Net AssetsG
Expenses before expense reductions	.82% A	.85% A
Expenses net of voluntary waivers, if any	.82% A	.85% A
Expenses net of all reductions	.81% A	.84% A
Net investment income (loss)	1.74% A	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 915	$ 471
Portfolio turnover rate	26% A	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Equity-Income Portfolio

Notes to Financial Statements

For the period ended June 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Equity-Income Portfolio (the fund) is a fund of Variable Insurance Products Fund, (the trust) (referred to in this report as Fidelity Variable Insurance Products: Equity-Income Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Service Class 2R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, defaulted bonds, market discount, contingent interest, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 1,703,193,152	|
Unrealized depreciation	(950,439,083)
Net unrealized appreciation (depreciation)	$ 752,754,069
Cost for federal income tax purposes	$ 7,982,621,107

Trading (Redemption) Fees. Service Class 2R shares held less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .48% of the fund's average net assets.

Equity-Income Portfolio

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies, for the distribution of shares and providing shareholder support services:

Service Class	$ 393,406	|
Service Class 2	578,824
Service Class 2R	737
	$ 972,967

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annualized rate of .07% of average net assets.

For the period, the following amounts were paid to FIIOC:

Initial Class	$ 2,302,677	|
Service Class	269,551
Service Class 2	170,175
Service Class 2R	206
	$ 2,742,609

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $171,761 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $477,996 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $980.

9. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 11% of the total outstanding shares of the fund and one unaffiliated shareholder was the owner of record of 27% of the total outstanding shares of the fund.

Equity-Income Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPEI-SANN-0803
1.705693.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund: Equity-Income Portfolio's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 10. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	August 25, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	August 25, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 25, 2003